Loss per share (Tables)	12 Months Ended
Dec. 31, 2018
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Calculation of Earnings (Loss) Per Share
(€’000)	As at 31 December,
	2018	2017	2016
Loss of the year attributable to Equity Holders	(37,427)	(56,395)	(23,606)
Weighted average number of shares outstanding	11,142,244	9,627,601	9,313,603

Earnings per share (non-fully diluted) in €	(3.36)	(5.86)	(2.53)

Outstanding warrants	731,229	674,962	571,444